Royalties Paid - Summary of Royalties Paid (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Royalty Payment [abstract]
Amount owing at beginning of the year	[1]	$ (12.5)	$ (16.3)	$ (19.8)
Royalties	[1]	(73.7)	(62.5)	(62.0)
Amount owing at end of the year	[1]	13.9	12.5	16.3
Translation	[1]		0.8	(0.5)
Total royalties paid	[1]	$ (72.3)	$ (65.5)	$ (66.0)

[1]	Refer note 42.